OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

APOLLO RESIDENTIAL MORTGAGE SECURITIES, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_X_	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016
Date of Report (Date of filing): January 26, 2017
Commission File Number of securitizer: 025-01360
Central Index Key Number of securitizer: 0001576556

Stuart A. Rothstein, (212) 515-3200

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

In addition, on or prior to December 30, 2016, the transactions pursuant to which the securitizer or an affiliate thereof issued asset-backed securities were terminated and as a result the securitizer has no outstanding asset-backed securities with representation and warranty repurchase provisions that are held by non-affiliates. The last date on which payments on asset-backed securities held by non-affiliates were made was December 30, 2016. As the reporting entity does not have any outstanding asset-backed securities with respect to which reporting is required under Rule 15Ga-1, the reporting entity is hereby terminating such reporting obligations pursuant to Rule 15Ga-1(c)(3) with respect to any reporting period hereafter.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

APOLLO RESIDENTIAL MORTGAGE SECURITIES, LLC

Date: January 26, 2017	/s/ Stuart A. Rothstein
Name: Stuart A. Rothstein
Title: President and Chief Executive Officer